Property, Plant, and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Assets and Liabilities
Total	$ 5,864	$ 5,910
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(2,566)	(2,383)
Property, Plant and Equipment, Net	3,298	3,527
Land and land improvements
Other Assets and Liabilities
Total	743	773
Buildings and building improvements
Other Assets and Liabilities
Total	$ 2,453	2,438
Buildings and building improvements | Min
Other Assets and Liabilities
Estimated Useful Life (Years)	5 years
Buildings and building improvements | Max
Other Assets and Liabilities
Estimated Useful Life (Years)	40 years
Furniture and equipment
Other Assets and Liabilities
Total	$ 1,577	1,589
Furniture and equipment | Min
Other Assets and Liabilities
Estimated Useful Life (Years)	3 years
Furniture and equipment | Max
Other Assets and Liabilities
Estimated Useful Life (Years)	15 years
Leasehold improvements
Other Assets and Liabilities
Total	$ 898	866
Construction in progress
Other Assets and Liabilities
Total	164	207
Finance leases
Other Assets and Liabilities
Total	$ 29	$ 37